Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Net Cost of Assets under capital leases	$ 1	$ 1
Depreciation charge	750	838	930
Capital investment funding		3	1
Reduction in depreciation charges due to public funding	4	6	10
Cash proceeds from sale of equipment	9	12	16
Assets held for sale	31
Maximum [Member]
Property, Plant and Equipment [Line Items]
Capital investment funding	$ 1